Bank credit lines, loan facilities and notes	9 Months Ended
Sep. 30, 2026
Debt Disclosure [Abstract]
Bank credit lines, loan facilities and notes	Bank credit lines, loan facilities and notes
The Company had the following debt outstanding as of September 30, 2026 and December 31, 2025:

	Principal amount as of
	September 30, 2026	December 31, 2025
	(in thousands)
Senior Term Loans 5.672% due July 2028	$—	$916,688
Senior Notes 2.875% due July 2026 (the "2026 Notes")	—	500,000
Senior Notes 5.809% due May 2027 (1) (the "May 2027 Notes")	—	750,000
Senior Notes 5.849% due May 2029 (1) (the "May 2029 Notes")	750,000	750,000
Senior Notes 5.064% due August 2029 (2) (the "August 2029 Notes")	500,000	—
Senior Notes 5.421% due August 2031 (2) (the "August 2031 Notes")	1,000,000	—
Senior Notes 6.000% due May 2034 (1) (the "May 2034 Notes")	500,000	500,000
Senior Notes 5.995% due August 2036 (2) (the "August 2036 Notes")	650,000	—

Total debt	3,400,000	3,416,688
Less current portion of debt	—	(529,762)
Total long-term debt	3,400,000	2,886,926
Less debt issuance costs and debt discount	(20,893)	(14,310)
Total long-term debt, net	$3,379,107	$2,872,616
(1) issued May 8, 2024; (2) issued August 13, 2026.

The Company incurred interest costs from various financing arrangements during three and nine months ended September 30, 2026 and September 30, 2025 as set out in the table below. These costs have been charged to the interest expense line of the Condensed Consolidated Statements of Operations.

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Interest expense on drawn facilities	$48,137	$47,931	$140,139	$140,992
Amortization of financing costs	5,059	1,499	8,108	4,470
Loss on Extinguishment of Debt	12,233	—	12,233	—
Other financing costs*	746	813	2,479	2,541
Total financing costs	$66,175	$50,243	$162,959	$148,003
*Includes costs associated with the revolving loan facility and costs associated with the waivers to debt agreements.

During the three months ended, September 30, 2026 the Company expensed $17.3 million (three months ended September 30, 2025: $1.5 million) of transaction related financing costs, inclusive of the amortization of financing fees which were previously capitalized and costs associated with the waivers to debt agreements.

During the nine months ended, September 30, 2026 the Company expensed $21.0 million (nine months ended September 30, 2025: $4.5 million) of transaction related financing costs, inclusive of the amortization of financing fees which were previously capitalized and costs associated with the waivers to debt agreements.
As of September 30, 2026, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of debt	(in thousands)
2026 (remaining)	$—
2027	—
2028	—
2029	1,250,000
2030 and thereafter	2,150,000
Total	$3,400,000

The Company's primary financing arrangements as of September 30, 2026 are its August 2026 Issued Notes (defined later in this note), May 2024 Issued Notes (defined later in this note) and its Revolving Credit Facility (defined later in this note).

August 2026 Issued Notes

On August 13, 2026, ICON Investments Six Designated Activity Company (the “Issuer”), a wholly-owned subsidiary of ICON plc, sold and issued $2.15 billion of senior unsecured notes (collectively, the “August 2026 Issued Notes”), consisting of $500.0 million aggregate principal amount of 5.064% Notes due 2029, $1.0 billion aggregate principal amount of 5.421% Notes due 2031 and $650.0 million aggregate principal amount of 5.995% Notes due 2036. Interest on the August 2026 Issued Notes is payable on February 13 and August 13 of each year, commencing on February 13, 2027. The August 2026 Issued Notes are guaranteed on a senior unsecured basis by ICON plc.

The Company paid an underwriting fee of $7.7 million in connection with the August 2026 Issued Notes.

The Company applied the net proceeds from the issuance to, (i) on August 13, 2026, repay all the outstanding Senior Secured Term Loan (defined later in this note) of $900.0 million, (ii) on August 14, 2026, redeem, in full, the outstanding May 2027 Notes (defined later in this note) of $750.0 million, and (iii) on August 17, 2026, repay all outstanding borrowings under the Bridge Secured Credit Facility (defined later in this note) of $500.0 million.

Upon repayment of the Bridge Secured Credit Facility and the Senior Secured Term Loan, the collateral securing the ICON group’s Revolving Credit Facility (defined later in this note), the May 2029 Notes and the May 2034 Notes were automatically released, and the subsidiary guarantees under the May 2029 Notes and the May 2034 Notes were automatically released. Recorded within interest expense in the Condensed Consolidated Statements of Operations is a $12.2 million loss on extinguishment of debt, which includes an early repayment fee of $7.8 million on the May 2027 Notes.

Concurrent with the offering, the Issuer, ICON and the initial purchasers entered into the registration rights agreement, (the "Registration Rights Agreement") under which ICON agreed to use commercially reasonable efforts to register the August 2026 Issued Notes on or prior to November 11, 2027. If the exchange offer is not completed within the required period, or if certain other registration requirements are not satisfied within the periods specified in the Registration Rights Agreement, the interest rate on the August 2026 Issued Notes would increase by 0.25% per annum for the first 90-day period during which a registration default continues and by an additional 0.25% per annum thereafter, subject to a maximum aggregate increase of 0.50% in the per annum interest rate of the August 2026 Issued Notes. The maximum potential undiscounted future payments under the arrangement are approximately $10.8 million per annum (excluding the first 90-day period) if a triggering condition remains unresolved. As of September 30, 2026, no registration default had occurred and no liability was recognized.

May 2024 Issued Notes

On May 8, 2024, the Issuer issued $2.0 billion of senior secured notes (the "May 2024 Issued Notes”). The May 2024 Issued Notes were issued in aggregate principal amounts of: $750.0 million 5.809% Senior Secured Notes due 2027 (the “May 2027 Notes”), $750.0 million 5.849% Senior Secured Notes due 2029 (the “May 2029 Notes”) and $500.0 million 6.000% Senior Secured Notes due 2034 (the “May 2034 Notes”). Interest on the May 2024 Issued notes is payable on May 8 and November 8 of each year.

The Company paid an underwriting fee of $6.8 million in connection with the May 2024 Issued Notes.

The May 2027 Notes were redeemed in full on August 14, 2026. Upon repayment of the Bridge Secured Credit Facility and the Senior Secured Term Loan in August 2026, the collateral securing the May 2029 Notes and the May 2034 Notes and the subsidiary guarantees under the May 2029 Notes and the May 2034 Notes were automatically released. As of August 17, 2026, the May 2029 Notes and the May 2034 Notes are senior unsecured notes, guaranteed by ICON plc.
The Parent Guarantee

All outstanding notes are guaranteed on a senior unsecured basis by ICON plc (the "Parent"). The Notes (collectively the "May 2024 Issued Notes" and the "August 2026 Issued Notes") are the senior unsecured obligation of the Issuer and the Parent and rank equally in right of payment with all existing and future senior debt of the Issuer or Parent, including their respective obligations under the Revolving Credit Facility. The Notes are senior in right of payment to any future subordinated debt of the Issuer or Parent and are effectively subordinated to all existing and future indebtedness of the Parent, the Issuer or the Parent’s Subsidiaries that is secured by liens to the extent of the value of the collateral securing such indebtedness; and structurally subordinated to all of the liabilities of the Parent’s Subsidiaries (other than the Issuer), including their respective obligations under the Revolving Credit Facility.

Senior Secured Credit Facilities

The Company's senior secured credit facilities consisted of a senior secured term loan facility of $5,515 million which was due to mature in July 2028 (the "Senior Secured Term Loan") and a senior secured revolving credit facility (the "Revolving Credit Facility") in an aggregate principal amount of $500.0 million (the Senior Secured Term Loan and the Revolving Credit Facility, collectively the "Senior Secured Credit Facilities"). On August 13, 2026 the Senior Secured Term Loan was repaid. As at September 30, 2026, $nil (year ended December 31, 2025: $nil) was drawn under the Revolving Credit Facility.

The interest rate margin applicable to any borrowings made under the Revolving Credit Facility will be, at the option of the borrower, either (i) the applicable base rate plus an applicable margin of 0.35% or 0.00%, based on the Company’s current corporate family rating assigned by S&P of BB (or lower) or BB+ (or higher), respectively, or (ii) Term SOFR (or, for non-US Dollar borrowers, the applicable reference rate) plus an applicable margin of 1.35%, 1.00%, 0.75%, 0.55%, or 0.40% based on the Company’s current corporate family rating assigned by S&P of BB (or lower), BB+, BBB-, BBB or BBB+ (or higher), respectively. In addition, lenders under the Revolving Credit Facility are entitled to commitment fees as a percentage of the applicable margin at the time of drawing and utilization fees dependent on the proportion of the facility drawn.

Prior to their repayment on August 13, 2026, borrowings under the Senior Secured Credit Facilities were guaranteed by the Parent and the subsidiary guarantors and secured by a lien on substantially all of ICON’s, the Borrowers’ (as defined in the Senior Secured Credit Facility) and each of the subsidiary guarantor’s assets (subject to certain exceptions), and the Senior Secured Credit Facilities had a first-priority lien on such assets, which ranked pari passu with the lien securing the May 2024 Issued Notes subject to other permitted liens.

Principal repayments on the Senior Secured Term Loan, comprising mandatory and voluntary repayments, during the nine months ended September 30, 2026 and year ended December 31, 2025 were as follows:

Principal repayments	(in thousands)
Quarter 1, 2025	$(7,440)
Quarter 2, 2025	(7,441)
Quarter 3, 2025	(7,440)
Quarter 4, 2025	(7,441)
Total repayments in 2025	$(29,762)
Quarter 1, 2026	(7,440)
Quarter 2, 2026	(7,441)
Quarter 3, 2026	(901,807)
Total repayments in 2026	$(916,688)
During the quarter ended September 30, 2026, the Company drew down $nil (year ended December 31, 2025: $50.0 million) of the Revolving Credit Facility and repaid $nil (year ended December 31, 2025: $50.0 million).

	Drawdown	Repayment	Closing Balance
(in thousands)
Balance at January 1, 2025			$—
Quarter 1, 2025	$50,000	$(50,000)	—
Quarter 2, 2025	—	—	—
Quarter 3, 2025	—	—	—
Quarter 4, 2025	—	—	—
Total drawdown / (repayments) in 2025	50,000	(50,000)
Quarter 1, 2026	—	—	—
Quarter 2, 2026	—	—	—
Quarter 3, 2026	—	—	—
Total drawdown / (repayments) in 2026	$—	$—

Bridge Secured Credit Facility

On April 27, 2026, ICON Global Treasury Unlimited Company (the “Bridge Facility Borrower”), a subsidiary of the Company, entered into a bridge facility credit agreement for an aggregate principal amount of $500 million (the "Bridge Secured Credit Facility").

The Borrowings under the Bridge Secured Credit Facility did not amortize and were due at final maturity. The interest rate margin applicable to borrowings under the Bridge Secured Credit Facility was USD Term SOFR plus a fixed calendared applicable margin ranging from 1.00% to 2.25%.

On July 15, 2026, the Company drew down on the Bridge Secured Credit Facility in full and used the proceeds of $500.0 million to repay in full the $500.0 million aggregate principal amount of the 2.875% Senior Secured Notes (the “2026 Notes”) issued by a subsidiary of the Company in July 2021 that matured on July 15, 2026. The Bridge Secured Credit Facility was repaid in full on August 17, 2026.